FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details 5) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Gross amounts	$ 2,029,657	$ 2,244,467
Compensated in balance
Net amount presented in balance	2,029,657	2,244,467
Remains of unrelated and / or unencumbered financial instruments	27,143,747	26,678,877
Amount in Statements of Financial Position	29,173,404	28,923,344
Liabilities
Gross amounts	2,195,715	2,313,392
Compensated in balance
Net amount presented in balance	2,195,715	2,313,392
Remains of unrelated and / or unencumbered financial instruments	21,592,301	22,798,598
Amount in Statements of Financial Position	23,788,016	25,111,990
Financial derivative contracts [Member]
Assets
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments
Amount in Statements of Financial Position
Liabilities
Gross amounts	1,927,654	2,100,955
Compensated in balance
Net amount presented in balance	1,927,654	2,100,955
Remains of unrelated and / or unencumbered financial instruments	211,834	191,206
Amount in Statements of Financial Position	2,139,488	2,292,161
Investments Under Resale Agreements [Member]
Liabilities
Gross amounts	268,061	212,437
Compensated in balance
Net amount presented in balance	268,061	212,437
Remains of unrelated and / or unencumbered financial instruments
Amount in Statements of Financial Position	268,061	212,437
Deposits and other demand liabilities [Member]
Liabilities
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments	21,380,467	22,607,392
Amount in Statements of Financial Position	21,380,467	22,607,392
Financial derivative contracts [Member]
Assets
Gross amounts	2,029,657	2,237,731
Compensated in balance
Net amount presented in balance	2,029,657	2,237,731
Remains of unrelated and / or unencumbered financial instruments	208,990	263,051
Amount in Statements of Financial Position	2,238,647	2,500,782
Loans and accounts receivables from customers [Member]
Assets
Gross amounts
Compensated in balance
Net amount presented in balance
Remains of unrelated and / or unencumbered financial instruments	26,934,757	26,415,826
Amount in Statements of Financial Position	$ 26,934,757	26,415,826
Investments Under Resale Agreements [Member]
Assets
Gross amounts		6,736
Compensated in balance
Net amount presented in balance		6,736
Remains of unrelated and / or unencumbered financial instruments
Amount in Statements of Financial Position		$ 6,736